CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Cash Flows From Operating Activities:
Net income (loss)	$ (906,005)	$ 1,514,801
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expense	255,060
Provision (benefit) for deferred income tax	(355,000)	590,000
Disposition of property and equipment	40,992
Net realized and unrealized (gain) on sale of marketable securities	(63,918)	(325,044)
Depreciation	1,661,280	1,960,994
Amortization of deferred charges	297,887	295,926
Operating lease expense in excess of cash payments	1,209,357
Deferred finance costs included in interest expense	31,991	22,877
Deferred charges	(708,713)	(1,013,031)
Changes in Operating Assets and Liabilities:
Receivables	(394,708)	(141,218)
Prepaids and other assets	(229,881)	(209,460)
Accounts payable and accrued expenses	805,160	728,481
Security deposits payable	(72,963)	(461,056)
Net cash provided by operating activities	1,570,539	2,963,270
Cash Flows From Investing Activities:
Acquisition of property and equipment	(6,361,240)	(4,297,313)
Marketable securities:
Receipts from sales	621,161	219,744
Payments for purchases	(721,921)	(333,099)
Net cash (used) in investing activities	(6,462,000)	(4,410,668)
Cash Flows From Financing Activities:
Proceeds from borrowings - mortgage and other debt	4,866,806
Payments - mortgage and other debt	(603,068)	(168,501)
Mortgage financing costs paid	(232,200)
Net cash provided (used) by financing activities	4,031,538	(168,501)
Net decrease in cash, cash equivalents and restricted cash	(859,923)	(1,615,899)
Cash, cash equivalents and restricted cash at beginning of year	5,263,724	6,879,623
Cash, cash equivalents and restricted cash at end of year	$ 4,403,801	$ 5,263,724